SUBSEQUENT EVENTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 18.	SUBSEQUENT EVENTS

On September 6, 2015, we entered into a Securities Purchase Agreement (the “SPA”) with several institutional investors (collectively, the “Investors”) relating to an equity investment of $1,588,225 by the Investors for 4,179,539 shares of our common stock, par value $0.001 per share (the “Shares”) and a per-share purchase price of $0.38 (the “October 2015 Offering”).

The purchase and sale of the Shares will take place at three closings, with net proceeds of approximately $1,050,000, after deducting offering expenses, received on October 23, 2015; net proceeds of approximately $220,000, after deducting offering expenses, received on November 9, 2015; and net proceeds of approximately $117,000, after deducting offering expenses, have not been received as of the date of this Report.  We anticipate that we will receive the remaining $117,000 in net proceeds by the end of 2015, but we are uncertain when or if we will receive such subscription proceeds.

As part of the offering expenses, we paid to a European placement agent a referral fee equal to 12% of the gross proceeds immediately following each closing, provided that the investors are not U.S. Persons and were solicited outside the United States.

We also entered into a Registration Rights Agreement with the Investors under which we agreed to prepare and file with the Securities and Exchange Commission (the “SEC”) a registration statement with respect to the resale of the Shares no later than September 26, 2015 and thereafter use all commercially reasonable efforts to cause such registration statement to become effective.  In accordance with our obligations under the Registration Rights Agreement, we filed with the SEC a registration statement that was declared effective on October 9, 2015.  We are required to keep such registration statement effective until the earliest of (i) the date that is six months after the Closing Date under the SPA, (ii) the date when the respective Investor may sell all of the Shares under Rule 144 without volume limitations, or (iii) the date the Investor no longer owns any of the Shares.

NOTE 21.	SUBSEQUENT EVENTS
None.